Borrowings - Additional Information (Detail) - Dec. 31, 2024 - ASX Bank Loans [Member] $ in Thousands, $ in Thousands	TWD ($)	USD ($)
January To March 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Amount of bank loan repaid	$ 16,461,821
January To March 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Amount of bank loan repaid	$ 28,489,463	$ 868,846